UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(631) 490-4300

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2025

Item 1. Reports to Stockholders.

(a)       Tailored Shareholder Report

Issachar Fund

Class I (LIOTX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Issachar Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.LIONX.net/documents. You can also request this information by contacting us at 1-866-787-8355.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$160	3.25%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$9,249,136
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$12,388
Portfolio Turnover	845%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	23.5%
Money Market Funds	76.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Money Market Funds
76.6%
Commodity
23.6%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Commodity	23.6%
Money Market Funds	76.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	76.6%
Sprott Physical Gold Trust	15.6%
Sprott Physical Silver Trust	8.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Issachar Fund - Class I (LIOTX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.LIONX.net/documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-LIOTX

Issachar Fund

Class N (LIONX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Issachar Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.LIONX.net/documents. You can also request this information by contacting us at 1-866-787-8355.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$173	3.50%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$9,249,136
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$12,388
Portfolio Turnover	845%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	23.5%
Money Market Funds	76.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Commodity	23.6%
Money Market Funds	76.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	76.6%
Sprott Physical Gold Trust	15.6%
Sprott Physical Silver Trust	8.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Issachar Fund - Class N (LIONX )

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.LIONX.net/documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-LIONX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Class N Shares (LIONX)
Class I Shares (LIOTX)

SEMI-ANNUAL FINANCIAL STATEMENTS and ADDITIONAL INFORMATION
March 31, 2025

ISSACHAR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	CLOSED END FUNDS — 23.6%
	COMMODITY - 23.6%
60,000	Sprott Physical Gold Trust(a)	$1,443,600
63,700	Sprott Physical Silver Trust(a)	738,920
		2,182,520

	TOTAL CLOSED END FUNDS (Cost $2,123,193)	2,182,520

	SHORT-TERM INVESTMENT — 76.6%
	MONEY MARKET FUND - 76.6%
7,087,037	Fidelity Investments Money Market Government Portfolio, Class I, 4.20%(b) (Cost $7,087,037)	7,087,037

	TOTAL INVESTMENTS - 100.2% (Cost $9,210,230)	$9,269,557
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(20,421)
	NET ASSETS - 100.0%	$9,249,136

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes to financial statements.

ISSACHAR FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

ASSETS
Investment securities:
At cost	$9,210,230
At fair value	$9,269,557
Receivable for Fund shares sold	150
Dividend and interest receivable	28,322
Prepaid expenses and other assets	14,032
TOTAL ASSETS	9,312,061

LIABILITIES
Investment advisory fees payable	742
Distribution (12b-1) fees payable	1,480
Payable to related parties	40,249
Accrued expenses	20,454
TOTAL LIABILITIES	62,925
NET ASSETS	$9,249,136

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$15,191,147
Accumulated losses	(5,942,011)
NET ASSETS	$9,249,136

Net Asset Value Per Share:
Class N Shares:
Net Assets	$7,019,708
Shares of beneficial interest outstanding	758,959

Net Asset Value (Net Assets/Shares Outstanding), Redemption Price per share and Offering Price per share	$9.25

Class I Shares:
Net Assets	$2,229,428
Shares of beneficial interest outstanding	239,043

Net Asset Value (Net Assets/Shares Outstanding), Redemption Price per share and Offering Price per share	$9.33

See accompanying notes to financial statements.

ISSACHAR FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2025

INVESTMENT INCOME
Dividends (net of $179 foreign tax withheld)	$39,153
Interest	48,014
TOTAL INVESTMENT INCOME	87,167

EXPENSES
Investment advisory fees	52,194
Distribution (12b-1) fees: Class N	9,350
Administrative service fees	38,298
Transfer agent fees	25,478
Accounting services fees	17,813
Registration fees	12,890
Compliance officer fees	11,989
Legal fees	11,629
Audit fees	11,139
Printing and postage expenses	8,051
Trustees’ fees and expenses	7,955
Custodian fees	7,874
Shareholder services fees	2,168
Insurance expense	364
Other expenses	1,350
TOTAL EXPENSES	218,542
Less: Fees waived by the advisor	(39,806)

NET EXPENSES	178,736

NET INVESTMENT LOSS	(91,569)

REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investments	128,933
Foreign currency transactions	(9)
128,924
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(153,757)

NET REALIZED AND UNREALIZED LOSS	(24,833)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(116,402)

See accompanying notes to financial statements.

ISSACHAR FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2025	September 30, 2024
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(91,569)	$(142,881)
Net realized gain from investments and foreign currency transactions	128,924	433,916
Net change in unrealized appreciation (depreciation) on investments	(153,757)	128,336
Net increase (decrease) in net assets resulting from operations	(116,402)	419,371

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	114,150	2,634,843
Class I	69,170	2,259,534
Payments for shares redeemed:
Class N	(452,982)	(2,532,966)
Class I	(2,294,841)	(6,436,092)
Net decrease in net assets from shares of beneficial interest	(2,564,503)	(4,074,681)

TOTAL DECREASE IN NET ASSETS	(2,680,905)	(3,655,310)

NET ASSETS
Beginning of Period	11,930,041	15,585,351
End of Period	$9,249,136	$11,930,041

SHARE ACTIVITY
Class N:
Shares sold	12,269	280,052
Shares redeemed	(45,626)	(260,825)
Net increase (decrease) in shares of beneficial interest outstanding	(33,357)	19,227

Class I:
Shares sold	6,936	221,379
Shares redeemed	(232,650)	(646,718)
Net decrease in shares of beneficial interest outstanding	(225,714)	(425,339)

See accompanying notes to financial statements.

ISSACHAR FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class N
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	March 31, 2025		September 30, 2024		September 30, 2023		September 30, 2022	September 30, 2021		September 30, 2020
	Class N		Class N		Class N		Class N	Class N		Class N
	(Unaudited)
Net asset value, beginning of period	$9.47		$9.35		$10.35		$11.00	$12.25		$10.08
Activity from investment operations:
Net investment income (loss) (1)	(0.09)		(0.12)		0.10		(0.07)	(0.10)		(0.13)
Net realized and unrealized gain (loss) (2)	(0.13)		0.24		(1.00)		(0.58)	(0.16)		2.31
Total from investment operations	(0.22)		0.12		(0.90)		(0.65)	(0.26)		2.18
Distributions to shareholders
From net investment income	—		—		(0.09)		—	—		(0.01)
From net realized gains	—		—		—		—	(0.93)		—
From return of capital	—		—		(0.01)		—	(0.06)		—
Total distributions to shareholders	—		—		(0.10)		—	(0.99)		(0.01)
Net asset value, end of period	$9.25		$9.47		$9.35		$10.35	$11.00		$12.25
Total return (3)	(2.32	)% (10)	1.28%		(8.70)%		(5.91)%	(2.94)%		21.61%
Net assets, end of period (000s)	$7,020		$7,500		$7,227		$13,522	$18,324		$44,608
Ratio of gross expenses to average net assets (4,5)	4.28	% (11)	3.40%		2.62%		2.46%	1.82%		2.49%
Ratio of net expenses to average net assets (5)	3.50	% (11)	3.31	% (9)	2.38	% (7)	1.90%	1.78	% (6)	1.70%
Ratio of gross expenses to average net assets, excluding custody overdraft fees (4,5)	4.28	% (11)	3.38%		2.62%		2.46%	1.82%		2.49%
Ratio of net expenses to average net assets, excluding custody overdraft fees (5)	3.50	% (11)	3.29	% (9)	2.38	% (7)	1.90%	1.78	% (6)	1.70%
Ratio of net investment income (loss) to average net assets (5)	(1.87	)% (11)	(1.25)%		1.05%		(0.66)%	(0.79)%		(1.13)%
Portfolio Turnover Rate (8)	845	% (10)	1573%		2571%		3361%	2842%		2704%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(3)	Total return assumes all reinvestment of dividends, if any, and represents the aggregate total return based on net asset value. Total returns would have been lower absent fee waivers and reimbursed expenses.

(4)	Represents the ratio of expenses to average net assets absent fees waived and/or expenses reimbursed by the advisor.

(5)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(6)	Effective February 1, 2021, the operating expense limitation was increased to 1.90% from 1.70%.

(7)	Effective February 1, 2023, the operating expense limitation was eliminated.

(8)	The portfolio turnover rate excludes investments whose maturities or expiration dates at the time of acquisition were one year or less. For this reason all money market funds that were traded throughout the period are excluded from the calculation. The timing of the Fund’s limited amount of purchases and sales of long term securities produced the resulting portfolio turnover percentage, which appears inflated due to the nature of the calculation. Had the Fund’s core investments been included in the calculation, the turnover calculation would have been much lower.

(9)	Effective May 31, 2024, the operating expense limitation is 3.50%.

(10)	Not annualized.

(11)	Annualized.

See accompanying notes to financial statements.

ISSACHAR FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	Six Months Ended		Year Ended		Year Ended		Year Ended	Period Ended
	March 31, 2025		September 30, 2024		September 30, 2023		September 30, 2022	September 30, 2021 *
	Class I		Class I		Class I		Class I	Class I
	(Unaudited)
Net asset value, beginning of period	$9.53		$9.39		$10.40		$11.02	$12.94
Activity from investment operations:
Net investment income (loss) (1)	(0.07)		(0.07)		0.12		(0.06)	(0.07)
Net realized and unrealized gain (loss) (2)	(0.13)		0.21		(1.01)		(0.56)	(1.85)
Total from investment operations	(0.20)		0.14		(0.89)		(0.62)	(1.92)
Distributions to shareholders
From net investment income	—		—		(0.11)		—	—
From return of capital	—		—		(0.01)		—	—
Total distributions	—		—		(0.12)		—	—
Net asset value, end of period	$9.33		$9.53		$9.39		$10.40	$11.02
Total return (3)	(2.10	)% (4)	1.49%		(8.56)%		(5.63)%	(14.84	)% (4)
Net assets, end of period (000s)	$2,229		$4,430		$8,358		$8,937	$17,554
Ratio of gross expenses to average net assets (6,7)	3.96	% (5)	3.11%		2.36%		2.18%	1.70	% (5)
Ratio of net expenses to average net assets (7)	3.25	% (5)	3.04	% (10)	2.15	% (8)	1.65%	1.65	% (5)
Ratio of gross expenses to average net assets, excluding custody overdraft fees (6,7)	3.96	% (5)	3.09%		2.36%		2.18%	1.70	% (5)
Ratio of net expenses to average net assets, excluding custody overdraft fees (7)	3.25	% (5)	3.02	% (10)	2.15	% (8)	1.65%	1.65	% (5)
Ratio of net investment income (loss) to average net assets (7)	(1.47	)% (5)	(0.70)%		1.23%		(0.53)%	(0.99	)% (5)
Portfolio Turnover Rate (9)	845	% (4)	1573%		2571%		3361%	2842	% (4)

*	The Fund Class I shares inception date is February 22, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(3)	Total return assumes all reinvestment of dividends, if any, and represents the aggregate total return based on net asset value. Total returns would have been lower absent fee waivers and reimbursed expenses.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fees waived and/or expenses reimbursed by the advisor.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Effective February 1, 2023, the operating expense limitation was eliminated.

(9)	The portfolio turnover rate excludes investments whose maturities or expiration dates at the time of acquisition were one year or less. For this reason all money market funds that were traded throughout the period are excluded from the calculation. The timing of the Fund’s limited amount of purchases and sales of long term securities produced the resulting portfolio turnover percentage, which appears inflated due to the nature of the calculation. Had the Fund’s core investments been included in the calculation, the turnover calculation would have been much lower.

(10)	Effective May 31, 2024, the operating expense limitation is 3.25%.

See accompanying notes to financial statements.

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2025

1.	ORGANIZATION

The Issachar Fund (the ’‘Fund’’) is a series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’). The Fund currently offers Class N and Class I shares. Class N shares commenced operations on February 28, 2014. Class I shares commenced operations on February 22, 2021. The Fund is a diversified fund. The investment objective of the Fund is moderate capital appreciation consistent with capital preservation.

Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable, redeemable at the option of the shareholder and have equal dividend and liquidity rights. Each class of the Fund represents an interest in the same assets of the Fund and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class N shares has exclusive voting rights with respect to its service and/or distribution plan. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (’‘GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the- swap counterparty based on the proprietary index. The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as -needed basis to assist in determining a security-specific fair value. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Investment Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process — Fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Board, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Board to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Board is unable to obtain a current bid from such independent dealers or other independent parties, it shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2025, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Closed End Funds	$2,182,520	$—	$—	$2,182,520
Short-Term Investment	7,087,037	—	—	7,087,037
Total	$9,269,557	$—	$—	$9,269,557

*	Refer to the Schedule of Investments for classifications.

The Fund did not hold any Level 2 and Level 3 securities during the period. There were no transfers between levels during the period.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund that are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

generally reflect the risks of owning the underlying securities in which the ETF invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the Schedule of Investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk can exist in that the part of the Fund’s cash can be held at the broker.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2025, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, amounted to $66,081,270 and $75,545,496, respectively.

4.	AGGREGATE TAX UNREALIZED APPRECIATION AND DEPRECIATION

At March 31, 2025 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$9,326,415	$62,292	$(119,150)	$(56,858)

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Horizon Capital Management, Inc. serves as the Fund’s investment advisor (the “Advisor”).

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and incurred daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. During the six months ended March 31, 2025, the Advisor earned advisory fees of $52,194. The fees paid to the Advisor are reviewed annually by the Board.

Effective May 31, 2024, pursuant to a written agreement (the “Waiver Agreement”) the Advisor agreed to waive its fees and/or reimburse the Fund’s operating expenses, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) of the Fund did not exceed 3.50% of average daily net assets attributable to Class N shares and 3.25% of average daily net assets attributable to Class I shares. During the six months ended March 31, 2025, the Advisor waived fees in the amount of $39,806 pursuant to the Waiver Agreement.

The Advisor may seek reimbursement only for expenses waived or reimbursed during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or reimbursed after the date of the Waiver Agreement (or any similar agreement). The Board may terminate these expense reimbursement arrangements at any time. Cumulative waived expenses subject to recapture pursuant to the aforementioned conditions, as of September 30, 2024, will expire on:

September 30, 2027	$12,184

The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of up to 0.25% of its average daily net assets attributable to Class N shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended March 31, 2025, the Fund incurred $9,350 in total fees under the Plan.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of Fund shares. During the six months ended March 31, 2025, the Distributor received no underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Trust. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

6.	FEDERAL INCOME TAXES NOTE

It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2022 - September 30, 2024 or expected to be taken in the Fund’s September 30, 2025 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS

There were no Fund distributions for the year ended September 30, 2024. The tax character of distributions paid during the year ended September 30, 2023 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2024	September 30, 2023
Ordinary Income	$—	$213,229
Long-term Capital Gain	—	—
Return of Capital	—	13,069
	$—	$226,298

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Capital Loss		Total
Carry	Unrealized	Accumulated
Forwards	Appreciation	Deficit
$(5,922,508)	$96,899	$(5,825,609)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and passive foreign investment companies.

At September 30, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains along with capital loss carryforwards utilized as follows:

Short-Term Non-Expiring	Long-Term Non-Expiring	Total	CLCF Utilized
$5,719,655	$202,853	$5,922,508	$537,506

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, resulted in reclassifications for the Fund for the fiscal year ended September 30, 2024, as follows:

Paid
in	Accumulated
Capital	Losses
$(143,969)	$143,969

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Fidelity Investments Money Market Government Portfolio, Class I (the “Security”). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of March 31, 2025, 76.6% of the Fund’s net assets were invested in the Fidelity Investments Money Market Government Portfolio, Class I.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, Constellation Trust Company (for the benefit of their customers) held approximately 59.5% of the voting securities of the Fund.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial issues were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

ISSACHAR FUND
ADDITIONAL INFORMATION (Unaudited)
March 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of Advisory Agreement – Issachar Fund*

In connection with a meeting held on November 20, 2024, the Board, comprised entirely Trustees who are not “interested persons,” as that term is defined in the 1940 Act, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, with respect to the Issachar Fund (“Issachar”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to Issachar and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.

The Board noted that the Adviser was founded in 1990 and had approximately $12.1 million in assets under management. The Board recognized that the portfolio manager was highly experienced in managing assets. The Board acknowledged that the Adviser used a “chart analysis” investment approach that emphasized capital preservation over capital appreciation in the short run. The Board observed that the Adviser was disciplined in its implementation of its “biblically responsible” investment screening process. The Board noted that the Adviser was committed to maintaining a strong risk management discipline and active management style aimed at preserving capital consistent with Issachar’s investment objective. The Board discussed that the Adviser selected broker-dealers based on an annual evaluation of factors including, but not limited to, fees, execution, research, liquidity, reputation, financial stability, capability, and responsiveness. The Board recognized that the Adviser did not use Artificial Intelligence tools to provide advisory services. The Board noted that the Adviser reported no material compliance, litigation or cybersecurity issues since the advisory agreement was last renewed. The Board concluded that it expected the Adviser to continue providing satisfactory service to Issachar and its shareholders.

Performance.

The Board recognized that Issachar earned a 1-star Morningstar rating and had underperformed its peer group, Morningstar category and benchmark across all periods. The Board acknowledged the Adviser’s explanation that Issachar’s negative performance was due to liquidating investments too late on losing investments or too early on winning investments. The Board discussed that the Adviser had implemented minor adjustments to its investment

ISSACHAR FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)
March 31, 2025

strategy in an effort to improve Issachar’s performance overtime and that the Adviser already reported slight improvement since those changes were made. The Board agreed to continue to monitor Issachar’s performance.

Fees and Expenses.

The Board noted that Issachar’s advisory fee was on par with its Morningstar Category and peer group medians, and lower than the peer group average. The Board noted that Issachar’s net expense ratio was the highest of its Morningstar category and peer group. The Board acknowledged that the Adviser believed its advisory fee to be reasonable given the expertise required to effectively implement Issachar’s investment strategy. The Board considered that the Adviser had an expense limitation agreement in place. Given this and other considerations, the Board concluded that Adviser’s advisory fee for Issachar was not unreasonable.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of Issachar. The Board noted that the Adviser had indicated a willingness to continue to evaluate the appropriateness of breakpoints when Issachar reached higher assets. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its management of Issachar. The Board acknowledged that the Adviser was operating Issachar at a loss. The Board concluded that the Adviser’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of Issachar and its shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of Issachar.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-787-8355 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By /s/ Brian Curley Brian Curley
Principal Executive Officer/President
Date: 6/5/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian Curley Brian Curley
Principal Executive Officer/President
Date: 6/5/2025

By /s/ Rich Gleason Rich Gleason
Principal Financial Officer/Treasurer
Date: 6/5/2025